Document And Entity Information	Mar. 10, 2026
Document Information [Line Items]
Entity, Registrant Name	IDEAL POWER INC.
Document, Type	8-K
Document, Period End Date	Mar. 10, 2026
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-36216
Entity, Tax Identification Number	14-1999058
Entity, Address, Address Line One	5508 Highway 290 West, Suite 120
Entity, Address, City or Town	Austin
Entity, Address, State or Province	TX
Entity, Address, Postal Zip Code	78735
City Area Code	512
Local Phone Number	264-1542
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	IPWR
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001507957